As filed with the Securities and Exchange Commission on April 16, 2012

File Nos. 811-09607

333-88517

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒

(Check appropriate box or boxes)

FAIRHOLME FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

4400 Biscayne Blvd

Miami, FL 33137

(Address of Principal Executive Office)

305-358-3000

(Registrant’s Telephone Number, including Area Code)

Mr. Bruce R. Berkowitz

Fairholme Capital Management, LLC

4400 Biscayne Blvd

Miami, FL 33137

(Name and address of agent for Service)

Copies of Communications to:

Mr. Paul M. Miller

Seward & Kissel LLP

1200 G Street, N.W.

Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to Rule 485(b).
☐	on (date) pursuant to Rule 485(b).
☐	on (date) pursuant to Rule 485(a)(1).
☐	60 days after filing pursuant to Rule 485(a)(1).
☐	75 days after filing pursuant to Rule 485(a)(2).
☐	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. Therefore, no registration fee is due with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Miami and State of Florida, on the 16th day of April, 2012.

FAIRHOLME FUNDS, INC.

/s/ Bruce R. Berkowitz
By:	BRUCE R. BERKOWITZ
President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ Bruce R. Berkowitz Bruce R. Berkowitz	President & Director	April 16, 2012

/s/ Wayne Kellner Wayne Kellner	Treasurer	April 16, 2012

/s/ Howard S. Frank* Howard S. Frank	Director	April 16, 2012

/s/ Avivith Oppenheim, Esq.* Avivith Oppenheim, Esq.	Director	April 16, 2012

/s/ Leigh Walters, Esq.* Leigh Walters, Esq.	Director	April 16, 2012

/s/ Terry L. Baxter* Terry L. Baxter	Director	April 16, 2012

/s/ Cesar L. Alvarez* Cesar L. Alvarez	Director	April 16, 2012

* By /s/ Bruce R. Berkowitz Bruce R. Berkowitz Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-1A

Fairholme Funds, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase